World Omni Auto Receivables Trust 2012-A	Exhibit 99.1
Monthly Servicer Certificate
January 31, 2015

Dates Covered
Collections Period	01/01/15 - 01/31/15
Interest Accrual Period	01/15/15 - 02/16/15
30/360 Days	30
Actual/360 Days	33
Distribution Date	02/17/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/14	241,133,544.42	21,725
Yield Supplement Overcollateralization Amount at 12/31/14	1,942,550.32	0
Receivables Balance at 12/31/14	243,076,094.74	21,725
Principal Payments	13,131,454.22	637
Defaulted Receivables	609,025.29	37
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/15	1,758,900.57	0
Pool Balance at 01/31/15	227,576,714.66	21,051

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,449,326.13	47,477

Pool Factor	24.39%

Prepayment ABS Speed	1.43%

Overcollateralization Target Amount	10,240,952.16
Actual Overcollateralization	10,240,952.16

Weighted Average APR	4.19%
Weighted Average APR, Yield Adjusted	4.96%
Weighted Average Remaining Term	32.22

Delinquent Receivables:
Past Due 31-60 days	4,559,531.66	311
Past Due 61-90 days	1,014,501.38	75
Past Due 91 + days	296,654.42	25
Total	5,870,687.46	411

Total 31+ Delinquent as % Ending Pool Balance	2.58%

Recoveries	285,292.94

Aggregate Net Losses/(Gains) - January 2015	323,732.35
Current Net Loss Ratio (Annualized)	1.60%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.99%

Flow of Funds	$ Amount

Collections	14,273,620.79
Advances	(5,932.15)
Investment Earnings on Cash Accounts	1,084.86
Servicing Fee	(202,563.41)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	14,066,210.09

Distributions of Available Funds
(1) Class A Interest	135,058.27
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	23,517.17
(4) Second Priority Principal Distributable Amount	2,705,820.26
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	10,240,952.16
(7) Distribution to Certificateholders	960,862.23
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	14,066,210.09

Servicing Fee	202,563.41
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,470,000.00
Original Class B	18,940,000.00

Total Class A & B
Note Balance @ 01/15/15	230,282,534.92
Principal Paid	12,946,772.42
Note Balance @ 02/17/15	217,335,762.50

Class A-1
Note Balance @ 01/15/15	0.00
Principal Paid	0.00
Note Balance @ 02/17/15	0.00
Note Factor @ 02/17/15	0.0000000%

Class A-2
Note Balance @ 01/15/15	0.00
Principal Paid	0.00
Note Balance @ 02/17/15	0.00
Note Factor @ 02/17/15	0.0000000%

Class A-3
Note Balance @ 01/15/15	83,672,534.92
Principal Paid	12,946,772.42
Note Balance @ 02/17/15	70,725,762.50
Note Factor @ 02/17/15	27.5197519%

Class A-4
Note Balance @ 01/15/15	127,670,000.00
Principal Paid	0.00
Note Balance @ 02/17/15	127,670,000.00
Note Factor @ 02/17/15	100.0000000%

Class B
Note Balance @ 01/15/15	18,940,000.00
Principal Paid	0.00
Note Balance @ 02/17/15	18,940,000.00
Note Factor @ 02/17/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	158,575.44
Total Principal Paid	12,946,772.42
Total Paid	13,105,347.86

Class A-1
Coupon	0.29529%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.52000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.64000%
Interest Paid	44,625.35
Principal Paid	12,946,772.42
Total Paid to A-3 Holders	12,991,397.77

Class A-4
Coupon	0.85000%
Interest Paid	90,432.92
Principal Paid	0.00
Total Paid to A-4 Holders	90,432.92

Class B
Coupon	1.49000%
Interest Paid	23,517.17
Principal Paid	0.00
Total Paid to B Holders	23,517.17

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1755299
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.3310041
Total Distribution Amount	14.5065340

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1736395
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	50.3765464
Total A-3 Distribution Amount	50.5501859

A-4 Interest Distribution Amount	0.7083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7083334

B Interest Distribution Amount	1.2416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	209.00
Noteholders' Principal Distributable Amount	791.00

Account Balances	$ Amount

Advances
Balance as of 12/31/14	57,528.00
Balance as of 01/31/15	51,595.85
Change	(5,932.15)

Reserve Account
Balance as of 01/15/15	2,310,518.58
Investment Earnings	157.48
Investment Earnings Paid	(157.48)
Deposit/(Withdrawal)	-
Balance as of 02/17/15	2,310,518.58
Change	-

Required Reserve Amount	2,310,518.58